Segment Information - Net premiums written by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	$ 3,064,759	$ 1,851,249	$ 7,951,063	$ 5,944,841	$ 6,199,404
Life operations
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written			62,239	177,632	295,422
Life operations | Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written			62,276	91,979	117,948
Life operations | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written			(37)	85,653	177,474
Operating Segments [Member] | Total P&C
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written	$ 3,061,595	$ 1,836,743	7,888,824	5,767,209	5,903,982
Operating Segments [Member] | Total P&C | Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written			781,618	636,109	658,041
Operating Segments [Member] | Total P&C | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written			3,045,031	2,528,196	2,650,916
Operating Segments [Member] | Total P&C | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written			3,628,258	2,124,117	2,111,065
Operating Segments [Member] | Total P&C | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Net premiums written			$ 433,917	$ 478,787	$ 483,960